UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ X ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2005

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The
Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
217131
4657469
SH

SOLE

3768599
0
888870
Allstate Corp.
Common
020002101
223997
4143496
SH

SOLE

3365616
0
777880
American Express Co.
Common
025816109
1160
22575
SH

SOLE

10975
0
11600
American International Group
Common
026874107
196948
3554383
SH

SOLE

2867975
0
686408
Apache Corp.
Common
037411105
3382
55230
SH

SOLE

11550
0
43680
Bank of America Corp.
Common
060505104
203447
4613316
SH

SOLE

3694330
0
918986
Bank Of New York
Common
064057102
261
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6960
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
144
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
369
5920
SH

SOLE

0
0
5920
Career Education Corp.
Common
141665109
151705
4428040
SH

SOLE

3616380
0
811660
Cendant Corp.
Common
151313103
252151
12276110
SH

SOLE

9760650
0
2515460
ChevronTexaco Corp
Common
166764100
176040
3019035
SH

SOLE

2440645
0
578390
Chubb Corp.
Common
171232101
189918
2395842
SH

SOLE

1957132
0
438710
Citigroup Inc.
Common
172967101
229549
5107901
SH

SOLE

4090115
0
1017786
Comcast Corp. Cl A
Class A
20030n101
1135
33600
SH

SOLE

33600
0
0
Comcast Corp. Special Cl A
Class A Spl.
20030N200
345671
10337043
SH

SOLE

8451283
0
1885760
ConocoPhillips
Common
20825c104
316
2928
SH

SOLE

0
0
2928
CVS Corp.
Common
126650100
235321
4472077
SH

SOLE

3664557
0
807520
Devon Energy Corp.
Common
25179M103
210860
4415920
SH

SOLE

3659630
0
756290
Dupont De Nemours
Common
263534109
223182
4355613
SH

SOLE

3545427
0
810186
EBAY INC COM
Common
278642103
466
12500
SH

SOLE

12500
0
0
Emerson Electric
Common
291011104
201626
3105279
SH

SOLE

2499109
0
606170
Exelon Corp.
Common
30161n101
230954
5032782
SH

SOLE

4110942
0
921840
Fannie Mae
Common
313586109
195553
3591428
SH

SOLE

2850213
0
741215
FirstEnergy Corp
Common
337932107
121808
2903649
SH

SOLE

2338359
0
565290
Ford Motor Co.
Common
345370860
436
38489
SH

SOLE

28000
0
10489
Gannett Inc.
Common
364730101
157933
1997134
SH

SOLE

1605964
0
391170
General Electric
Common
369604103
214113
5937678
SH

SOLE

4798927
0
1138751
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
736
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
3053
27760
SH

SOLE

26860
0
900
HCA Inc.
Common
404119109
214971
4012897
SH

SOLE

3287287
0
725610
Honeywell
Common
438516106
143014
3843416
SH

SOLE

3143236
0
700180
J.P. Morgan Chase & Co.
Common
46625h100
436
12597
SH

SOLE

5297
0
7300
Kerr McGee Corp.
Common
492386107
81139
1035858
SH

SOLE

860898
0
174960
Liberty Media Corp.
Common
530718105
177967
17161701
SH

SOLE

13869437
0
3292264
Lilly (Eli) & Co.
Common
532457108
417
8000
SH

SOLE

8000
0
0
Merrill Lynch
Common
590188108
135376
2391809
SH

SOLE

1930499
0
461310
Morgan Stanley Dean Witter
Common
617446448
178326
3114862
SH

SOLE

2521142
0
593720
MuniEnhanced Fund
Common
626243109
254
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
623
43900
SH

SOLE

43900
0
0
Nextel Comm. Cl A
Class A
65332V103
212460
7475730
SH

SOLE

6073980
0
1401750
Nuveen Insured Municipal Opportunity Fund
Common
670984103
354
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
270
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
264804
11938858
SH

SOLE

9850168
0
2088690
Pfizer Inc.
Common
717081103
402
15310
SH

SOLE

15310
0
0
Pitney Bowes Inc.
Common
724479100
205058
4544716
SH

SOLE

3681526
0
863190
Pulte Homes Inc.
Common
745867101
175575
2384560
SH

SOLE

1983740
0
400820
SBC Communications
Common
78387G103
208
8776
SH

SOLE

0
0
8776
Stanley Works
Common
854616109
279
6153
SH

SOLE

6153
0
0
Time Warner Inc.
Common
887317105
203460
11593185
SH

SOLE

9301665
0
2291520
United Technologies
Common
913017109
180888
1779344
SH

SOLE

1452804
0
326540
Verizon Communications
Common
92343v104
541
15240
SH

SOLE

4200
0
11040
Walt Disney Productions
Common
254687106
412
14350
SH

SOLE

14350
0
0
Washington Mutual
Common
939322103
163166
4130779
SH

SOLE

3334489
0
796290
Wellpoint
Common
94973v107
222014
1771154
SH

SOLE

1441274
0
329880
Xerox
Common
984121103
142630
9414500
SH

SOLE

7696330
0
1718170
YUM! Brands
Common
988498101
239463
4621952
SH

SOLE

3791492
0
830460


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$ 6,940,834

List of Other Included Managers:

No.	13F File Number	Name

None